Employee Benefits - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Sep. 07, 2023	Aug. 30, 2023	Dec. 31, 2022	Jun. 03, 2021
Disclosure Of Defined Benefit Plans [Line Items]
Average duration of defined benefit obligation	12 years 9 months 18 days
Other Share-Based Compensation				€ 665
Stock Grant Plan 2021-2027
Disclosure Of Defined Benefit Plans [Line Items]
Description of vesting requirements	The Stock Grant Plan originally provided for three two-year vesting periods, between January 1, 2021 and December 31, 2022 (First Vesting Period), January 1, 2023 and December 31, 2024 (Second Vesting Period), January 1, 2025 and December 2026 (Third Vesting Period).
Number of vested shares transferred to the beneficiaries of stock grant plan		668,859	668,859
Stock Grant Plan 2021-2027 | Treasury Shares
Disclosure Of Defined Benefit Plans [Line Items]
Number of shares assigned to the beneficiaries of stock grant plan					236,988